Recoverable VAT and other taxes (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	[1]
Recoverable Vat And Other Taxes
ICMS (State VAT)	$ 2,658	$ 1,312
Federal tax credits (PIS / COFINS)	4,036	5,224
Other recoverable taxes (1)	1,648	1,144
Receivables from taxes other than income tax	8,342	7,680
Current	5,684	6,368	$ 13,339
Non-Current	$ 2,658	$ 1,312

[1]	Effective January 1, 2024, the Company changed its presentation currency from Canadian dollars to United States dollars. Refer to Note 2.4 “Presentation currency of the financial statements” for further details.